SHARE CAPITAL AND RESERVES (Tables)	12 Months Ended
Jul. 31, 2023
SHARE CAPITAL AND RESERVES
Disclosure of information about warrant activity
	Number of Outstanding Warrants	Weighted Average Exercise Price
Balance, July 31, 2021	8,909,092	$0.05
Exercised	(8,909,092)	0.05
Balance, July 31, 2022	-	$-
Issued	2,750,000	0.20
Balance, July 31, 2023	2,750,000	$0.20

Disclosure of information about Stock option
	Number of Outstanding Options	Weighted Average Exercise Price
Balance, July 31, 2021	-	-
Granted	1,995,700	0.20
Exercised	(1,000,000)	0.20
Balance, July 31, 2022	995,700	$0.20
Granted	3,204,300	0.20
Balance, July 31, 2023	4,200,000	$0.20

Disclosure of information about stock options outstanding
	Outstanding Options	Exercise Price
October 31, 2027	3,204,300	$0.20
January 11, 2032	995,700	$0.20